Debt	12 Months Ended
Dec. 31, 2025
Borrowings [abstract]
Debt

13. Debt
Convertible Facility & Equipment Loans
A summary of the convertible debt facility is as follows:

Facility
Balance, January 1, 2024	$10,028
Drawdown	3,936
Transaction costs	(452)
Accretion	810
Interest expense	1,154
Interest payments	—
Change on loan modification	(1,513)
Balance, December 31, 2024	$13,963
Interest expense	1,585
Accretion	1,331
Foreign exchange gain	—
Interest payment	(4,096)
Conversion of loan to common shares	(12,783)
Balance, December 31, 2025	$—
Debt consists of:

	December 31, 2025	December 31, 2024
Convertible facility	—	13,963
Equipment loans	—	133
Total debt	$—	$14,096
On November 8, 2024 the Company further amended the agreement with Beedie Investment Ltd. and drew a subsequent advance of $5.0 million on connection with the acquisition of FCGI.
On December 22, 2025, Beedie Investment Ltd. exercised its option to convert the $15 million outstanding under its secured non-revolving term convertible debt facility into 12,295,081 common shares at a conversion price of $1.22.  At the time of conversion, the fair value of the Company’s common shares was determined to be $4.44 per share, resulting in an aggregate conversion value of $54.6 million. As a result of the conversion, the Company derecognized the Convertible Facility and the related embedded derivative. Prior to conversion, the Convertible Facility had a maturity date of July 31, 2027 and was convertible, at the Lender’s option, into common shares of the Company at a price of $1.22 per share at any time prior to maturity.
Amounts drawn under the Convertible Facility were subject to interest at a rate of 9.25% per annum. Undrawn amounts were subject to a stand-by fee of 2.00% per annum. Interest was accrued through December 31, 2024, as no payments were required prior to 2025. Concurrent with the conversion of the Convertible Facility, the Company paid the outstanding balance of $2.9 million in accrued interest and standby fees on this facility.
As at December 31, 2024, the Company had $15.0 million drawn under the Convertible Facility.
For the year ended December 31, 2025, the Company recorded interest expense of $1.6 million. (2024 - $1.2 million).